UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
Report Pursuant to Section 15G of the Securities Exchange Act of 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒ Rule 15Ga-1(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-1(c)(2)(i)) for the quarterly reporting period October 1, 2025 to December 31, 2025

February 11, 2026
Date of Earliest Event Reported

Alloya Auto Funding, LLC
(Exact name of securitizer as specified in its charter)

N/A	0002072235
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Ryan McCarroll, (303) 802-7127
(Name and telephone number, including area code, of the person to contact in connection with this filing)

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☒

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2), Alloya Auto Funding, LLC has indicated by check mark that there is no activity for the quarterly period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

ALLOYA AUTO FUNDING LLC
(Depositor)
Date: February 11, 2026
	By:	/s/ Andrew Kohl
Name: Andrew Kohl
Title: Chief Investment Officer